Summary of Significant Accounting Policies - Useful Lives of Depreciable Assets (Details)	12 Months Ended
Dec. 31, 2013
Land improvements | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Estimated Useful Lives	3 years
Land improvements | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Estimated Useful Lives	40 years
Buildings and improvements | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Estimated Useful Lives	3 years
Buildings and improvements | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Estimated Useful Lives	60 years
Capitalized software costs | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Estimated Useful Lives	3 years
Capitalized software costs | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Estimated Useful Lives	9 years
Machinery and other equipment | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Estimated Useful Lives	2 years
Machinery and other equipment | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Estimated Useful Lives	45 years